Share capital - Narrative (Details) $ in Millions			2 Months Ended	12 Months Ended
	Apr. 15, 2025 CAD ($) shares	Jan. 15, 2025 CAD ($) shares	Mar. 06, 2026 CAD ($) shares	Dec. 31, 2025 CAD ($) vote shares	Dec. 31, 2024 CAD ($) shares	Nov. 06, 2025	May 07, 2025	Nov. 07, 2024
Disclosure of classes of share capital [line items]
Shares redeemed, value | $				$ 216	$ 235
Shares issued from treasury, discount, percentage					2.00%		2.00%
Number of shares issued (in shares)	10,701,213	9,540,786
Number of shares outstanding (in shares)	312,818,741	308,654,258
Issue of common shares | $	$ 319	$ 314
Preferred shares
Disclosure of classes of share capital [line items]
Stated capital | $				$ 3,288	$ 3,533
Special circumstance vote per share | vote				1
Share conversion ratio				1
Number of shares issued (in shares)				131,755,879
Number of shares outstanding (in shares)				131,755,879
First Preferred Shares
Disclosure of classes of share capital [line items]
Shares redeemed (in shares)				9,848,200	5,346,488
Stated capital | $				$ 245	$ 134
Shares redeemed, value | $				182	92
Reduction of issued capital | $				63	42
Series R
Disclosure of classes of share capital [line items]
Stated capital | $				$ 173	190
Dividend rate reset term				5 years
Number of shares issued (in shares)				6,913,600
Number of shares outstanding (in shares)				6,913,600
Series T
Disclosure of classes of share capital [line items]
Stated capital | $				$ 126	129
Dividend rate reset term				5 years
Number of shares issued (in shares)				5,041,533
Number of shares outstanding (in shares)				5,041,533
Series Z
Disclosure of classes of share capital [line items]
Stated capital | $				$ 60	66
Dividend rate reset term				5 years
Number of shares issued (in shares)				2,387,648
Number of shares outstanding (in shares)				2,387,648
Series AA
Disclosure of classes of share capital [line items]
Stated capital | $				$ 260	285
Dividend rate reset term				5 years
Number of shares issued (in shares)				10,186,378
Number of shares outstanding (in shares)				10,186,378
Series AC
Disclosure of classes of share capital [line items]
Stated capital | $				$ 157	161
Dividend rate reset term				5 years
Number of shares issued (in shares)				6,160,274
Number of shares outstanding (in shares)				6,160,274
Series AF
Disclosure of classes of share capital [line items]
Stated capital | $				$ 263	221
Dividend rate reset term				5 years
Number of shares issued (in shares)				10,507,633
Number of shares outstanding (in shares)				10,507,633
Series AG
Disclosure of classes of share capital [line items]
Stated capital | $				$ 202	208
Dividend rate reset term				5 years
Number of shares issued (in shares)				8,097,685
Number of shares outstanding (in shares)				8,097,685
Series AI
Disclosure of classes of share capital [line items]
Stated capital | $				$ 218	224
Dividend rate reset term				5 years
Number of shares issued (in shares)				8,738,340
Number of shares outstanding (in shares)				8,738,340
Series AK
Disclosure of classes of share capital [line items]
Stated capital | $				$ 481	535
Dividend rate reset term				5 years
Number of shares issued (in shares)				19,242,741
Number of shares outstanding (in shares)				19,242,741
Series AM
Disclosure of classes of share capital [line items]
Stated capital | $				$ 203	228
Dividend rate reset term				5 years
Number of shares issued (in shares)				8,861,751
Number of shares outstanding (in shares)				8,861,751
Series AO
Disclosure of classes of share capital [line items]
Dividend rate reset term				5 years
Series AQ
Disclosure of classes of share capital [line items]
Stated capital | $				$ 191	$ 201
Dividend rate reset term				5 years
Number of shares issued (in shares)				7,727,909
Number of shares outstanding (in shares)				7,727,909
Class B | Issued capital
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)				0	0
Series AE
Disclosure of classes of share capital [line items]
Stated capital | $				$ 80	$ 146
Number of shares issued (in shares)				3,220,472
Number of shares outstanding (in shares)				3,220,472
Major ordinary share transactions | First Preferred Shares
Disclosure of classes of share capital [line items]
Shares redeemed (in shares)			1,169,641
Stated capital | $			$ 29
Shares redeemed, value | $			24
Reduction of issued capital | $			$ 5
Maximum
Disclosure of classes of share capital [line items]
Percentage of public float						10.00%		10.00%